OMB APPROVAL

OMB Number: 3235-
0578
Expires: May 31, 2007
Estimated average burden hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-08415
                                                                           ___________________________________

Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                             ______________

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Ultra ShortOpportunities Fund, for the quarter ended March 31, 2006. This one series has a June 30 fiscal year end.

Date of reporting period:	March 31, 2006

Item 1 – Schedule of Investments

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.5%
FIXED-RATE 0.7%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023	$1,815,055	$1,837,879
Ser. 2106, Class ZD, 6.00%, 12/15/2028	1,524,638	1,555,242
Ser. 2480, Class EH, 6.00%, 11/15/2031	726,754	724,225
Ser. 2802, Class IN, IO, 5.00%, 04/15/2020	7,877,620	271,475
Ser. 2912, Class MI, IO, 5.50%, 12/15/2020	5,805,431	282,082

		4,670,903

FLOATING-RATE 0.8%
FHLMC:
Ser. 1476, Class F, 4.10%, 02/15/2008	27,836	27,835
Ser. 1607, Class FA, 3.90%, 10/15/2013	16,442	16,426
Ser. 1625, Class FC, 4.25%, 12/15/2008	84,479	82,691
Ser. 2395, Class FA, 5.35%, 06/15/2029	369,930	372,556
Ser. 2431, Class F, 5.25%, 03/15/2032	4,319	4,387
Ser. 2826, Class SC, 5.50%, 06/15/2034	945,375	948,363
Ser. T-62, Class 1A1, 4.82%, 10/25/2044	3,857,578	3,897,003
FNMA, Ser. 1993-179, Class FB, 4.70%, 10/25/2023	198,900	198,261

		5,547,522

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $10,366,328)		10,218,425

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 5.8%
FIXED-RATE 2.6%
FNMA:
7.00%, 08/01/2033 – 11/01/2033	4,551,125	4,714,783
7.50%, 01/01/2031 – 08/01/2033	3,225,761	3,378,120
8.00%, 12/01/2008	7,102	7,200
10.00%, 02/01/2031	91,491	101,684
FNMA 30 year, 6.50%, TBA #	9,220,000	9,407,277
GNMA:
4.625%, 01/20/2019	247,805	253,487
7.50%, 03/15/2007 – 04/15/2007	48,218	48,804

		17,911,355

FLOATING-RATE 3.2%
FHLMC:
4.71%, 10/01/2020	1,000,391	1,010,263
5.26%, 04/01/2032	3,355,898	3,433,944
5.28%, 12/01/2033	6,266,154	6,327,625
FNMA:
4.85%, 03/01/2035	1,382,197	1,431,196
5.18%, 01/01/2018	11,562	11,743
5.85%, 10/01/2032 ##	8,856,362	9,124,887

		21,339,658

Total Agency Mortgage-Backed Pass Through Securities (cost $39,612,457)		39,251,013

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.2%
FIXED-RATE 2.2%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,842,597	1,937,896
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	104,030	107,346
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	1,207,345	1,259,805
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	6,783,097	6,948,266
Ser. 2005-S001, Class 1B2, 5.67%, 09/25/2035	1,999,674	2,012,952
Ser. 2005-S001, Class 1B3, 6.02%, 09/25/2035	2,999,511	2,959,138

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $15,409,224)		15,225,403

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 14.8%
Acacia CDO, Ltd., Ser. 8A, Class C, FRN, 5.92%, 08/10/2045 144A	$4,000,000	$3,973,600
C-Bass, Ltd.:
Ser. 11A, Class D, FRN, 7.61%, 09/15/2039 144A	4,037,500	4,113,244
Ser. 13A, Class C, FRN, 6.00%, 03/17/2040 144A	1,500,000	1,508,910
Ser. 13A, Class D, FRN, 7.27%, 03/17/2040 144A	3,800,000	3,805,548
Ser. 15A, Class C, FRN, 6.00%, 02/16/2041  144A	4,500,000	4,500,703
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024	234,961	231,044
Fremont Net Interest Mtge. Trust, Ser. 2004-2, Class N1, 3.97%, 07/25/2034 144A	170,134	169,762
Legg Mason Real Estate CDO, Ltd.:
Ser. 2006-1A, Class E, FRN, 5.61%, 03/25/2038 144A #	1,299,000	1,298,987
Ser. 2006-1A, Class F1, FRN, 6.18%, 03/25/2038 144A #	6,970,000	6,970,000
Long Beach Asset Holdings Corp.:
Ser. 2005-WL1, Class N1, 5.19%, 06/25/2045  144A	140,801	140,163
Ser. 2005-WL1, Class N2, 7.39%, 06/25/2046  144A	7,000,000	6,966,094
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A	2,000,000	2,000,000
Meritage Asset Holdings Net Interest Mtge.:
Ser. 2004-1, Class N2, 6.41%, 07/24/2034  144A	2,500,000	2,501,953
Ser. 2004-2, Class N4, 6.90%, 01/25/2035  144A	3,700,000	3,709,828
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A, Class A3, FRN, 6.05%, 05/24/2035 144A	9,146,095	9,145,737
Ser. 2005-2A, Class A3, FRN, 6.08%, 11/05/2040 144A	9,000,000	8,983,828
Newcastle Investment Corp., Ser. 3A, Class 2FL, FRN, 6.06%, 09/24/2038  144A	10,000,000	10,057,000
Ocean Star plc:
Ser. 2004-A, Class C, FRN, 5.99%, 11/12/2018 144A	5,800,000	5,885,724
Ser. 2005, Class C, FRN, 5.49%, 11/12/2012 144A	8,000,000	8,016,080
Ser. 2005, Class D, FRN, 6.24%, 11/12/2012 144A	1,400,000	1,401,876
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, Class A1, 6.90%, 04/25/2026	213,344	213,449
Option One Mtge. Securities Corp. Net Interest Mtge., Ser. 2004-2A, Class N2, 6.41%,
11/25/2034  144A	3,196,760	3,198,758
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.17%, 01/25/2035 144A	12,000,000	12,264,720

Total Asset-Backed Securities (cost $100,614,838)		101,057,008

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.3%
FIXED-RATE 4.8%
Banc of America Structural Security Trust, Ser. 2002-X1, Class A3, 5.44%, 10/11/2033 144A	1,250,000	1,252,150
GE Capital Mall Fin. Corp., Ser. 1998-1A, Class B2, 6.75%, 09/13/2028 144A	5,500,000	5,702,950
GS Mtge. Securities Corp., Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	997,662	971,134
Merrill Lynch Mtge. Trust, Ser. 2005-GGP1, Class H, 4.37%, 11/15/2010 144A	8,600,000	8,462,916
NationsLink Funding Corp., Ser. 1999-1, Class F, 7.10%, 01/20/2031 144A	1,300,000	1,365,613
PaineWebber Mtge. Acceptance Corp., Ser. 1996-M1, Class E, 7.66%, 01/02/2012 144A	7,550,000	7,677,475
Sawgrass Mills Trust, Ser. 2001-SGMA, Class E, 6.71%, 07/11/2011 144A	7,500,000	7,523,773

		32,956,011

FLOATING-RATE 2.5%
Banc of America Large Loan, Inc., Ser. 2005-BBA6, Class G, 5.17%, 01/15/2019 144A	2,000,000	2,001,075
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-1, Class DB3, 6.56%, 02/25/2033	3,178,892	3,157,149
Ser. 2005-CN2A, Class C, 5.28%, 11/15/2019 144A	4,000,000	4,022,880
GMAC Comml. Mtge. Asset Corp., Ser. 2003-SNFA, Class A, 5.55%, 01/01/2018 144A	4,515,628	4,522,927
Pure Mtge. plc, Ser. 2004-LKD, Class C, 5.41%, 02/28/2034 144A	3,000,000	3,000,000

		16,704,031

Total Commercial Mortgage-Backed Securities (cost $50,336,906)		49,660,042

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 1.5%
FINANCIALS 1.5%
Diversified Financial Services 1.5%
Emigrant Capital Trust I, FRN, 7.19%, 12/10/2033 144A	$5,000,000	$5,075,500
Regional Diversified Funding, FRN, 5.94%, 01/25/2036 144A	5,000,000	5,034,700

Total Corporate Bonds (cost $10,024,839)		10,110,200

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 0.9%
FINANCIALS 0.2%
Commercial Banks 0.2%
Rabobank Nederland, 6.25%, 12/28/2006 NZD	1,613,000	984,715

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
Floating-Rate 0.7%
Crusade Global Trust, Ser. 2006-1, Class A3, 5.73%, 06/23/2038 AUD 144A	7,000,000	5,009,902

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $6,274,498)		5,994,617

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 2.4%
Kommunalbanken AS, 6.00%, 12/12/2006 NZD	1,302,000	793,492
Mexico, 8.00%, 12/28/2006 MXN	72,500,000	6,691,182
New Zealand, 8.00%, 11/15/2006 NZD	14,200,000	8,795,001

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $17,586,262)		16,279,675

REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 3.4%
GS Mtge. Securities Corp.:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	$4,386,320	4,567,125
Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	4,405,318	4,581,530
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2, 7.00%,
10/25/2034 144A	3,726,358	3,846,421
Washington Mutual, Inc., Ser. 2004-RP1, Class 2A, 5.22%, 01/25/2034 144A	9,890,391	10,031,204

Total Reperforming Mortgage-Backed Pass Through Securities (cost $23,522,510)		23,026,280

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 1.0%
ChaseFlex Trust, Ser. 2005-2, Class 5A2, 5.50%, 06/25/2035	1,896,918	1,892,044
DLJ Mtge. Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	2,710,831	2,703,527
Structured Asset Securities Corp., Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033	368,816	367,000
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class LLA3, 5.00%, 02/25/2033	1,577,177	1,562,320

		6,524,891

FLOATING-RATE 1.1%
Countrywide Home Loans, Ser. 2004-29, Class 3A1, 5.00%, 02/25/2035	1,343,382	1,379,384
GSR Mtge. Loan Trust, Ser. 2004-3F, Class 2A10, 4.625%, 02/25/2035	1,907,388	1,769,618
IndyMac Index Mtge. Loan Trust, Ser. 2004-AR14, Class AX2, IO, 0.63%, 01/25/2035 	114,632,367	4,370,359
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 5.22%, 09/25/2017	335,724	335,432

		7,854,793

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $15,837,547)		14,379,684

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 17.6%
FIXED-RATE 0.0%
MASTR Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	30,063	30,321

FLOATING-RATE 17.6%
Bear Stearns Alternative Loan Trust:
Ser. 2003-5, Class 42A2, 4.41%, 12/25/2033	2,128,053	2,086,024
Ser. 2003-6, Class 4A, 5.62%, 01/25/2034	2,947,944	2,918,317
Countrywide Home Loans, Inc.:
Ser. 2004-2, Class 2A1, 5.32%, 02/25/2034	3,863,037	3,819,423
Ser. 2004-23, Class A, 6.58%, 11/25/2034	12,162,066	12,400,930
Ser. 2004-HYB8, Class 5A1, 5.49%, 01/20/2035	6,981,093	7,151,222

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 5.20%, 12/19/2039	$146,217	$147,096
Ser. 2002-AR33, Class 4A1, 5.26%, 12/25/2032	9,654,523	9,577,673
Ser. 2003-AR20, Class A4, 4.63%, 08/25/2033	3,614,664	3,563,686
Ser. 2004-AR2, Class 3A1, 5.16%, 03/25/2034	2,221,402	2,188,902
DSLA Mtge. Loan Trust:
Ser. 2005-AR1, Class X2, IO, 0.81%, 03/19/2045 	94,725,957	4,499,483
Ser. 2005-AR2, Class X2, IO, 0.80%, 03/19/2045 	205,655,676	9,800,778
Guardian Savings & Loan Assn., Ser. 1990-4W, Class A, 6.64%, 05/25/2020	114,733	114,739
Housing Securities, Inc., Ser. 92-Sl, Class A2, 6.47%, 05/25/2016 	222,414	222,414
IndyMac Index Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.52%, 04/25/2035	2,184,117	2,163,018
Ser. 2005-AR8, Class AX2, IO, 0.87%, 04/25/2035 	151,055,791	5,546,580
Ser. 2006-AR4, Class M6, 6.58%, 05/25/2046	4,000,000	3,980,040
MASTR Adjustable Rate Mtge. Trust:
Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	246,794	243,087
Ser. 2004-1, Class 4A1, 6.20%, 01/25/2034	3,863,988	3,880,139
Ser. 2004-8, Class 7A1, 5.43%, 09/25/2034	5,196,823	5,135,241
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A, 5.45%, 06/25/2033	4,601,659	4,532,174
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 0.94%, 03/25/2035	92,392,571	1,559,125
Structured Asset Securities Corp.:
Ser. 2003-15, Class 4A, 5.44%, 04/25/2033	10,968,708	10,855,182
Ser. 2003-34A, Class 3A1, 4.82%, 11/25/2033	1,770,535	1,751,021
Ser. 2003-34A, Class 6A, 5.14%, 11/25/2033	6,675,824	6,573,684
Ser. 2003-37A, Class 5A, 5.07%, 12/25/2033	6,787,216	6,675,295
Ser. 2003-37A, Class 7A, 4.83%, 12/25/2033	168,437	167,132
Ser. 2003-40A, Class 5A, 5.59%, 01/25/2034	5,576,353	5,546,018
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	11,028,469	2,487,006

		119,585,429

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $125,617,059)		119,615,750

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 34.6%
FIXED-RATE 9.1%
Argent Net Interest Mtge. Trust, Ser. 2004-WN10, Class B, 7.39%, 11/25/2034 144A	2,254,945	2,260,316
Countrywide Alternative Loan Trust:
Ser. 2002-07, Class M, 7.00%, 08/25/2032	4,588,592	4,637,369
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,568,327	2,531,831
Ser. 2002-18, Class M, 6.00%, 02/25/2033	4,627,981	4,572,584
Ser. 2002-28, Class M, 6.50%, 10/25/2032	371,562	369,566
Countrywide Home Loans, Inc., Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,859,099	2,862,788
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033 144A	5,131,424	4,937,816
Ser. 2004-2, 5.25%, 03/25/2034 144A	10,678,889	10,163,312
Ser. 2004-3, 5.00%, 03/25/2034 144A	7,173,145	6,732,570
Ser. 2005-2, 4.75%, 03/28/2034 144A	7,531,362	7,162,702
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class B3, 4.80%, 07/25/2034	8,871,624	8,450,754
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.08%, 09/25/2032	1,665,049	1,685,462
Ser. 2002-17, Class B2, 6.08%, 09/25/2032	3,408,175	3,436,224
Ser. 2003-08, Class 1B1, 5.00%, 04/25/2018	511,886	497,830
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,834,322	1,861,562

		62,162,686

FLOATING-RATE 25.5%
Banc of America Funding Corp.:
Ser. 2005-E, Class DB1, 6.35%, 06/20/2035	12,093,275	12,392,463
Ser. 2005-E, Class DB2, 6.35%, 06/20/2035	3,998,107	4,053,041

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 6.10%, 07/20/2032	$992,280	$987,467
Ser. 2002-K, Class B4, 6.11%, 10/20/2032 144A	504,990	501,998
Ser. 2004-G, Class B3, 4.57%, 08/25/2034	4,507,206	4,279,411
Ser. 2004-H, Class B2, 4.46%, 09/25/2034	3,859,711	3,709,105
Ser. 2004-H, Class B3, 4.46%, 09/25/2035	2,077,773	1,980,076
Ser. 2004-I, Class B3, 4.54%, 10/25/2035	1,931,207	1,841,425
Countrywide Home Loans, Inc.:
Ser. 2004-HYB8, Class 1B1, 6.08%, 01/20/2035	4,209,078	4,151,498
Ser. 2004-HYB8, Class 1B2, 6.08%, 01/20/2035	3,219,060	3,150,504
Ser. 2004-HYB8, Class 1M2, 6.08%, 01/20/2035	2,447,045	2,467,111
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR05, Class 1A2, 6.26%, 01/25/2033	86,811	86,970
Ser. 2003-AR05, Class 2A3, 5.19%, 01/25/2033	366,108	362,750
Ser. 2003-AR09, Class IA3, 6.50%, 03/25/2033	127,537	128,056
Ser. 2003-AR15, Class 2A2, 4.80%, 06/25/2033	1,346,046	1,325,990
Ser. 2003-AR18, Class 2A4, 4.76%, 07/25/2033	581,350	572,502
Ser. 2003-AR24, Class 2A4, 5.82%, 09/25/2033	4,660,800	4,736,958
Ser. 2003-AR26, Class 9M1, 5.67%, 10/25/2033	4,648,500	4,740,959
Ser. 2003-AR28, Class 6M1, 5.67%, 12/25/2033	8,281,000	8,448,359
First Franklin Mtge. Loan Net Interest Mtge.:
Ser. 2003-FFH2, Class N3, 8.50%, 03/25/2034 144A	1,586,149	1,596,558
Ser. 2004-FFH1, Class N3, 10.00%, 04/25/2034 144A	1,699,479	1,709,039
Ser. 2004-FFH3, Class N2, 5.93%, 12/25/2034  144A	2,000,000	2,000,000
Ser. 2004-FFH3, Class N3, 8.00%, 12/25/2034  144A	3,200,000	3,226,500
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B2, 5.29%, 11/19/2034	2,238,118	2,263,901
Ser. 2004-7, Class B3, 5.29%, 11/19/2034	5,784,797	5,760,501
Ser. 2005-8, Class 2B3, 6.10%, 02/19/2035	6,986,969	7,007,371
Ser. 2005-8, Class 2B4, 6.10%, 02/19/2035	5,779,222	5,548,920
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 6.03%, 02/28/2033 144A	6,277,365	6,228,232
Ser. 2004-2, Class M-3, 6.03%, 02/28/2033 144A	7,868,506	7,741,439
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.67%, 02/25/2034	3,516,750	3,494,541
Ser. 2004-15, Class B3, 5.01%, 12/25/2034	4,237,301	4,089,758
MortgageIT Trust:
Ser. 2005-4, Class B1, 5.92%, 10/25/2035	929,345	925,878
Ser. 2005-4, Class B2, 6.57%, 10/25/2035	929,345	925,878
Ser. 2005-4, Class M3, 5.39%, 10/25/2035	2,788,034	2,788,452
Ser. 2005-4, Class M4, 5.47%, 10/25/2035	1,492,527	1,486,960
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-14, Class B6, 4.87%, 10/25/2034	6,346,477	6,050,922
Ser. 2004-16, Class B6, 5.27%, 11/25/2034	7,502,540	7,213,693
Ser. 2005-12, Class B4, 5.56%, 06/25/2035	2,728,749	2,673,683
Ser. 2005-12, Class B6, 5.56%, 06/25/2035	2,861,591	2,744,523
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 5.78%, 12/19/2033	2,663,222	2,689,074
Structured Asset Securities Corp.:
Ser. 2002-8A, Class B1, 6.73%, 05/25/2032	4,317,606	4,401,890
Ser. 2003-22A, Class B1, 5.11%, 06/25/2033	10,966,040	10,929,413
Washington Mutual, Inc.:
Ser. 2004-AR2, Class B1, 5.15%, 04/25/2044	8,076,361	8,148,644
Ser. 2004-AR2, Class B2, 5.15%, 04/25/2044	6,998,578	7,039,799
Ser. 2004-ARG, Class B2, 5.73%, 05/25/2044	4,031,737	4,056,452
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.14%, 02/25/2033	731,390	722,372

		173,381,036

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $237,601,301)		235,543,722

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 5.4%
FINANCIALS 5.4%
Diversified Financial Services 5.4%
Preferred Term Securities, Ltd., FRN:
6.49%, 03/24/2034 144A	$1,000,000	$1,021,620
6.49%, 06/24/2034 144A	10,000,000	10,238,600
6.54%, 12/24/2033 144A	25,400,000	25,803,606

Total Yankee Obligations-Corporate (cost $36,576,884)		37,063,826

	Shares	Value

PREFERRED STOCKS 1.4%
FINANCIALS 1.4%
Thrifts & Mortgage Finance 1.4%
Fannie Mae, Ser. O (cost $10,106,500)	180,000	9,725,634

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Money Market Fund ø ## (cost $9,871,436)	9,871,436	9,871,436

Total Investments (cost $709,358,589) 102.4%		697,022,715
Other Assets and Liabilities (2.4%)		(16,130,050)

Net Assets 100.0%		$680,892,665

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NZD	New Zealand Dollar
TBA	To Be Announced

At March 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange		U.S. Value at	In Exchange	Unrealized
Date	Contracts to Deliver	March 31, 2006	for U.S. $	Loss

04/28/2006	17,667,896 NZD	$10,845,472	$10,573,706	$271,766

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $709,462,874. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,050,924 and $14,491,083, respectively, with a net unrealized depreciation of $12,440,159.

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:  /s/ Dennis H. Ferro
        _______________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Dennis H. Ferro
        _______________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: May 22, 2006

By:  /s/ Kasey Phillips
        ________________________
        Kasey Phillips
        Principal Financial Officer

Date: May 22, 2006